CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021
Class A common stock | Common stock
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Retroactive application of recapitalization						$ 37
Retroactive application of recapitalization (in shares)						373,473
Adjusted balance as of December 31, 2021						$ 37
Beginning balance	$ 37
Beginning balance (in shares)	373,473		373,473	373,473
Issuance of common stock upon the reverse recapitalization, net of transaction costs	$ 849
Issuance of common stock upon the reverse recapitalization, net of transaction costs (in shares)	8,492,537
Issuance of common stock related to PIPE Investment	$ 133
Issuance of common stock related to PIPE Investment (in shares)	1,333,963
Issuance of common stock related to lock-up agreement	$ 42
Issuance of common stock related to lock-up agreement (in shares)	421,100
Ending balance	$ 1,061		$ 37	$ 37
Ending balance (in shares)	10,621,073		373,473	373,473		373,473
Class B common stock | Common stock
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Retroactive application of recapitalization						$ 3,697
Retroactive application of recapitalization (in shares)						36,973,877
Adjusted balance as of December 31, 2021						$ 3,697
Beginning balance	$ 3,697
Beginning balance (in shares)	36,973,877		36,973,877	36,973,877
Ending balance	$ 3,697		$ 3,697	$ 3,697
Ending balance (in shares)	36,973,877		36,973,877	36,973,877		36,973,877
Additional paid-in capital
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Beginning balance	$ 1,422,630
Stock-based compensation expense	51,079		$ 1,268,222
Forfeiture of private placement warrants	890,001
Issuance of common stock upon the reverse recapitalization, net of transaction costs	17,869,735
Issuance of common stock related to PIPE Investment	9,501,782
Issuance of common stock related to lock-up agreement	4,194
Recognition of derivative liability related to earnout	(242,211,404)
Recognition of derivative liability related equity incentive plan	(1,189,685)
Earnout stock-based compensation expense for UHG employee options	4,448,077
Transaction costs related to reverse recapitalization	(2,932,426)
Reclassification of negative APIC	212,146,017
Ending balance			1,268,222	$ 1,422,630
Retained Earnings
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Retroactive application of recapitalization						$ 66,554,678
Adjusted balance as of December 31, 2021						66,554,678
Beginning balance	57,577,672
Distributions and net transfer to shareholders and other affiliates	(4,193,093)		(20,766,162)
Net Income (Loss)	(204,504,328)		17,017,928
Reclassification of negative APIC	(212,146,017)
Ending balance	(363,265,766)		62,806,444	57,577,672
Shareholders and Other Affiliates Net Investment [Member]
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Balance as of December 31, 2021 as originally reported						83,586,722
Retroactive application of recapitalization						(83,586,722)
Beginning balance	100,322,957		83,586,722	83,586,722		54,697,321
Distributions and net transfer to shareholders and other affiliates				(54,175,689)		(33,523,610)
Net Income (Loss)				69,489,294		62,413,011
Ending balance				100,322,957		83,586,722
Net Due to and Due from Shareholders and Other Affiliates [Member]
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Balance as of December 31, 2021 as originally reported						(17,028,310)
Retroactive application of recapitalization						17,028,310
Beginning balance	(41,318,921)		(17,028,310)	(17,028,310)		(20,528,780)
Distributions and net transfer to shareholders and other affiliates				(24,290,611)		3,500,470
Ending balance				(41,318,921)		(17,028,310)
Balance as of December 31, 2021 as originally reported						66,558,412
Adjusted balance as of December 31, 2021	(363,261,008)	[1]		59,004,036	[1]	66,558,412
Beginning balance	59,004,036		66,558,412	66,558,412		34,168,541
Distributions and net transfer to shareholders and other affiliates	(4,193,093)		(20,766,162)	(78,466,300)		(30,023,140)
Stock-based compensation expense	51,079		1,268,222
Forfeiture of private placement warrants	890,001
Issuance of common stock upon the reverse recapitalization, net of transaction costs	17,870,584
Issuance of common stock related to PIPE Investment	9,501,915
Issuance of common stock related to lock-up agreement	4,236
Recognition of derivative liability related to earnout	(242,211,404)
Recognition of derivative liability related equity incentive plan	(1,189,685)
Earnout stock-based compensation expense for UHG employee options	4,448,077
Transaction costs related to reverse recapitalization	(2,932,426)
Net Income (Loss)	(204,504,328)		17,017,928	69,489,294		62,413,011
Ending balance	$ (363,261,008)		$ 64,078,400	$ 59,004,036		$ 66,558,412

[1]	Retroactively restated as of December 31, 2022 for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.